BANK BORROWING	12 Months Ended
Sep. 30, 2017
BANK BORROWING
15.	BANK BORROWING

On June 22, 2015, the Company entered into a 3-year USD/RMB Revolving Term Loan Facility with a maximum of RMB300 million facility limit with The Bank of East Asia, Limited (“BEA”) which will remain effective for three years. The Company drew down a loan of RMB103.6 million from BEA on June 24, 2015, effective from June 24, 2015 to June 24, 2016 for a period of 12 months, with an interest rate of 3.625% per annum. The bank borrowing from BEA was recorded as short-term liability as of September 30, 2015, as it matures within 12 months. On June 24, 2016, the term loan was extended to June 24, 2017 with an interest rate of 3.00% per annum, subject to adjustment each quarter.

The facility was secured by a term deposit of RMB103.6 million (US$15,577) provided by Champion Technology, which was extended to July 23, 2017 and recorded as “restricted cash” on balance sheet as of September 30, 2016.

On December 23, 2016, the loan agreement under the Revolving Term Loan Facility with BEA was terminated and replaced by a new loan agreement, at the amount of US$14,900, with BEA and with the same original maturity date. The loan bears interest rate at approximately 1.997%, subject to adjustment each quarter. In connection with the new loan agreement, an additional term deposit of RMB11.6 million (US$1,738) was made. US$15,000 of the facility was drawn down on December 23, 2016 at approximately 1.997% interest rate, subject to adjustment each quarter, for a term of 12 months. The facility was secured by a term deposit of RMB116.7 million (US$17,540) provided by Champion Technology, and recorded as “restricted cash” on balance sheet as of September 30, 2017.

On November 17, 2017, the loan agreement under the Revolving Term Loan Facility with BEA was terminated and replaced by a new loan agreement, at a total facility of US$40,000, with Hang Seng Bank. On December 18, 2017, US$20,100 of the facility was drawn down at approximately 2.82% interest rate, subject to adjustment each quarter, for a term of 12 months. The facility was secured by a term deposit of RMB134.7 million (US$20,246) provided by Champion Technology. On January 5, 2017, US$15,200 of the facility was drawn down at approximately 2.91% interest rate, subject to adjustment each quarter, for a term of 12 months. The facility was secured by a term deposit of RMB101.8 million (US$15,301) provided by Champion Technology.

On July 19, 2017, Zhengbao Yucai and Baoshang Bank Co., Ltd Beijing Branch (“BSB”) entered into a loan agreement. Under the agreement, Zhengbao Yucai would draw down RMB132.6 million (US$19,930) from BSB for the purpose of acquiring 80% of NetinNet’s equity interest from Champion Technology. Refer to Note 22 for details regarding Zhengbao Yucai’s restructuring. The loan between Zhengbao Yucai and BSB is effective from July 21, 2017 to July 20, 2020, with an annual interest rate of 11%. On July 21, 2017, Zhengbao Yucai and BSB signed an equity pledge agreement, pursuant to which Zhengbao Yucai agreed to provide a pledge of 80% of equity interest of NetinNet held by Zhengbao Yucai to secure the loan. The loan was drawn down on July 21, 2017. The long-term debt as of September 30, 2017, is as follows: RMB50 million (US$7,515) in 2018 and RMB82.6 million (US$12,415) in 2019.

The fair value of the bank borrowing with BEA was US$15,503 and US$29,947 as of September 30, 2016 and 2017, respectively. The fair value of the long-term bank borrowing was nil and US$19,930 as of September 30, 2016 and 2017, respectively. The recorded value of the bank borrowings approximate their fair values, as interest rates approximate market rates. The fair values of bank borrowing are determined based on the present value of the debt using market interest rates. The borrowings are categorized in Level 2 of the fair value hierarchy.